Finance income and finance costs	12 Months Ended
Nov. 30, 2019
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Finance income and finance costs

6.	Finance income and finance costs

	Note	2019	2018

Interest income		$1,097	$608

Finance income		1,097	608

Accretion expense	16, 17	(1,673)	(1,041)
Interest on convertible unsecured senior notes		(3,317)	(1,486)
Loss on repayment of long-term obligation s		-	(286)
Bank charges		(39)	(37)
Net foreign currency loss		(45)	(169)
( Loss ) gain on financial instruments carried at fair value		(6)	3

Finance costs		(5,080)	(3,016)

Net finance cost recognized in net profit or loss		$(3,983)	$(2,408)